Related Party Transactions (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2011	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Consulting expenses			$ 33,000	$ 172,530	$ 99,000	$ 334,204	$ 321,205	$ 598,995
Professional fees			72,270	228,308	362,339	470,926	724,385	620,162
Related party expenses			0		0		397,055	807,001
Forgiveness of accounts payable and accrued expenses - related party					132,339	0
Line Of Credit Issued To Related Party		1,000,000
Line of credit facility, amount outstanding							0	163,829
Line of credit facility accrued interest							0	3,341
Line of credit facility, interest rate at period end								8.25%
Line of credit facility, interest rate during period	5.00%
Due from Related Parties							0	183,346
Line of Credit Facility, Interest Rate Description							The line of credit bares interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%.
Line of Credit Facility, Description							The line of credit was for a period of one year and matured on August 31, 2012.
Accrued interest
Allowance for Loan and Lease Losses, Write-offs							177,382
Related Parties
Professional fees				$ 0		$ 51,000	$ 57,345	$ 135,000